FINANCIAL INSTRUMENTS AND RISK MANAGEMENT ( Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash	$ 9,537	$ 1,807	$ 9,888	$ 37,616	$ 15,523
Financial assets and liabilities	$ 100			500
Description of exchange rate	then changing the rate by 10%. Management determined 10% is a 'reasonably possible' change in foreign currency rates by considering the approximate change in rates in the prior twelve months.
Credit Risk [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash	$ 9,500			37,600
Credit Risk [Member] | Held With Large Financial Institutions And National Central Banks [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash	9,500			37,400
Credit Risk [Member] | Financial Intermediaries [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash	$ 100			$ 200